Intangible Assets - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£) CashGeneratingUnit	Dec. 31, 2017 GBP (£) CashGeneratingUnit	Jul. 25, 2017 GBP (£)
Disclosure Of Intangible Assets [Line Items]
Internally developed assets, carrying value	£ 120	£ 87
Future contractual commitments	6	16
Goodwill	£ 46,163	£ 44,147
Number of cash-generating units assessed for impairment | CashGeneratingUnit	19	19
Percentage of growth of operating units in financial budget in year 2 to 10 per annum	4.00%
Percentage of inflation rate in financial budget	2.00%	1.00%
Percentage of total growth rate assumed	2.00%	2.00%
Sensitivity analysis - reduction in cash flows		10.00%
Sensitivity analysis - increase in post-tax discount rate		1.00%
Impairment amount if discount rate increase at post rate of one percent	0.00%
Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate	6.60%	6.60%
Top of Range
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate	22.00%	19.20%
United States
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CashGeneratingUnit	1	1
APME
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CashGeneratingUnit	5	5
AMSSA
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CashGeneratingUnit	6	6
ENA
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CashGeneratingUnit	7	7
Trademarks and Similar Intangibles
Disclosure Of Intangible Assets [Line Items]
Discount Rate applied to value-in-use calculations	6.50%
Western Europe
Disclosure Of Intangible Assets [Line Items]
Goodwill		£ 4,033
Pre-tax discount rate		7.30%
Eastern Europe
Disclosure Of Intangible Assets [Line Items]
Goodwill		£ 980
Pre-tax discount rate		8.10%
Reynolds American Inc.
Disclosure Of Intangible Assets [Line Items]
Goodwill	£ 35,117	£ 33,062	£ 34,280
Skandinavisk Tobakskompagni
Disclosure Of Intangible Assets [Line Items]
Goodwill	1,111	1,102
Rothmans Group
Disclosure Of Intangible Assets [Line Items]
Goodwill	4,856	4,834
Imperial Tobacco Canada
Disclosure Of Intangible Assets [Line Items]
Goodwill	2,307	2,367
ETI
Disclosure Of Intangible Assets [Line Items]
Goodwill	1,478	1,462
Trademarks and Similar Intangibles | Reynolds American Inc.
Disclosure Of Intangible Assets [Line Items]
Intangible assets	73,885	69,562
Trademarks and Similar Intangibles | Reynolds American Inc.
Disclosure Of Intangible Assets [Line Items]
Intangible assets	3,013	3,097
Trademarks and Similar Intangibles | TDR D.O.O
Disclosure Of Intangible Assets [Line Items]
Intangible assets	40	61
Trademarks and Similar Intangibles | Bulgartabac Holding AD
Disclosure Of Intangible Assets [Line Items]
Goodwill	22
Trademarks and Similar Intangibles | Skandinavisk Tobakskompagni
Disclosure Of Intangible Assets [Line Items]
Intangible assets	209	230
Carrying Value | Computer Software and Assets in the Course of Development | Internally Developed
Disclosure Of Intangible Assets [Line Items]
Internally developed assets, carrying value	£ 523	£ 459